SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2023, 2022 and 2021 was estimated using the following assumptions:

	2023	2022	2021
Expected volatility	33.35%-35.67%	29.45%-34.11%	26.21%-27.87%
Risk free interest rate	3.6%-4.68%	1.78%-4.15%	0.3%-0.93%
Expected dividend	—	—	—
Expected term (in years)	3.5	3.5	3.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2023, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2023	1,179,972	23.76	4.31	200,905
Granted	344,450	13.40
Exercised	(217,760)	11.18
Cancelled	(761)	2.80
Forfeited	(52,107)	0.30

Outstanding at December 31, 2023	1,253,794	24.08	4.25	221,610

Exercisable at December 31, 2023	461,353	57.61	2.96	67,013

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2023, have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2023	Weighted average remaining contractual term	Weighted Average Exercise Price	Options Exercisable as of December 31, 2023	Weighted average exercise price of options exercisable
		(Years)	$		$
$0.25 - 0.32	1,088,701	4.45	0.29	312,719	0.29
$6.72 -6.95	381	1.07	6.84	381	6.84
$20.44 - 24.99	2,117	3.98	21.69	2,117	21.69
$38.06 - 54.51	2,470	3.02	47.70	2,469	47.70
$96.74 - 151.63	58,032	1.27	133.44	58,032	133.44
$197.42 - 232.2	102,093	3.92	215.25	85,635	216.93

	1,253,794	4.25	24.08	461,353	57.61

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2023, is as follows:

Number of RSU and RSA (*)
Outstanding at January 1, 2023	1,524,223
Granted	827,430
Vested	(515,712)
Forfeited	(132,792)

Outstanding at December 31, 2023	1,703,149
(*) NIS 1.0 par value, which represents approximately $0.27.

Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the years ended December 31, 2023, 2022 and 2021 was comprised as follows:

	Year ended December 31,
	2023	2022	2021
Cost of revenues	$18,904	$18,535	$17,879
Research and development, net	38,047	39,747	28,558
Selling and marketing	48,022	57,114	42,021
General and administrative	78,329	73,492	67,914

Total stock-based compensation expenses	$183,302	$188,888	$156,372